CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS kr in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Cash flows from operating activities
Net profit before tax	$ 667	$ 556
Financial income	(253)	(284)
Financial expenses	134	80
Adjustments for non-cash transactions
Share-based compensation expense	58	51
Depreciation	25	23
Amortization	7	4
Impairment charges	1	9
Change in operating assets and liabilities:
Receivables	(77)	(151)
Inventories	(4)	3
Other payables	51	109
Cash flows from operating activities before financial items	609	400
Interest received	58	87
Interest elements of lease payments	(3)	(2)
Corporate taxes paid	(315)	(47)
Net cash provided by operating activities	349	438
Cash flows from investing activities
Acquisition of business, net of cash acquired	0	(1,783)
Investment in intangible assets	(18)	0
Investment in tangible assets	(22)	(8)
Marketable securities bought	(569)	(761)
Marketable securities sold	595	1,077
Other investments bought	(3)	(5)
Net cash (used in) investing activities	(17)	(1,480)
Cash flows from financing activities
Warrants exercised	7	11
Principal elements of lease payments	(6)	(6)
Purchase of treasury shares	(406)	(517)
Payment of withholding taxes on behalf of employees on net settled RSUs	(14)	(13)
Net cash (used in) financing activities	(419)	(525)
Change in cash and cash equivalents	(87)	(1,567)
Cash and cash equivalents at the beginning of the period	1,380	2,204
Exchange rate adjustments	3	(15)
Cash and cash equivalents at the end of the period	1,296	622
Cash and cash equivalents include:
Bank deposits	1,174	620
Short-term marketable securities	$ 122	$ 2